Financial instruments and risk management - Summary of Impact of Additional Weakening or Strengthening of Sterling Against U.S. Dollar (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	£ (32,547)	£ (19,582)	£ (18,411)
Total equity	9,059	20,909	35,055	£ 52,350
Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(32,547)	(19,582)	(18,411)
U.S. dollar denominated net financial assets	27,304	1,597	625
Total equity	9,059	20,909	35,055
If Sterling Rose 20% | Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(31,283)	(19,337)	(18,203)
U.S. dollar denominated net financial assets	22,753	1,330	522
Total equity	4,508	20,643	34,951
If Sterling Fell 20% | Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(34,442)	(19,950)	(18,723)
U.S. dollar denominated net financial assets	34,130	1,996	782
Total equity	£ 15,885	£ 21,308	£ 35,211